Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Beginning balance	€ 43,731	€ 46,801
Impairment losses	1,261	2,804	€ 278
Ending balance	39,440	43,731	46,801
Land
Property, plant and equipment
Beginning balance	4,748	4,810
Ending balance	3,238	4,748	4,810
Buildings
Property, plant and equipment
Beginning balance	8,169	14,145
Ending balance	7,336	8,169	14,145
Machinery and equipment
Property, plant and equipment
Beginning balance	2,524	2,813
Ending balance	2,438	2,524	2,813
Leasehold improvements
Property, plant and equipment
Beginning balance	22,393	19,779
Ending balance	23,378	22,393	19,779
Office equipment
Property, plant and equipment
Beginning balance	2,889	3,001
Ending balance	2,693	2,889	3,001
Tangible fixed assets in progress
Property, plant and equipment
Beginning balance	2,896	2,144
Ending balance	250	2,896	2,144
Other
Property, plant and equipment
Beginning balance	112	109
Ending balance	107	112	109
Historical cost
Property, plant and equipment
Beginning balance	252,509	273,483
Additions	9,531	13,394
Disposals	(30,884)	(29,144)
Net foreign exchange differences	5,281	(5,224)
Ending balance	236,437	252,509	273,483
Historical cost | Land
Property, plant and equipment
Beginning balance	4,748	4,810
Disposals	(1,544)
Net foreign exchange differences	34	(62)
Ending balance	3,238	4,748	4,810
Historical cost | Buildings
Property, plant and equipment
Beginning balance	33,582	53,048
Reclassification		(19,342)
Additions	785	85
Disposals	(6,095)	(22)
Transfer from tangible fixed assets in progress		13
Net foreign exchange differences	779	(200)
Ending balance	29,051	33,582	53,048
Historical cost | Machinery and equipment
Property, plant and equipment
Beginning balance	63,040	84,497
Additions	424	501
Disposals	(6,482)	(21,370)
Transfer from tangible fixed assets in progress	449	700
Net foreign exchange differences	1,149	(1,288)
Ending balance	58,580	63,040	84,497
Historical cost | Leasehold improvements
Property, plant and equipment
Beginning balance	100,096	80,294
Reclassification		19,342
Additions	2,628	6,294
Disposals	(11,529)	(6,067)
Transfer from tangible fixed assets in progress	6,650	3,181
Net foreign exchange differences	2,515	(2,948)
Ending balance	100,360	100,096	80,294
Historical cost | Office equipment
Property, plant and equipment
Beginning balance	45,613	45,958
Additions	729	1,299
Disposals	(5,156)	(1,389)
Transfer from tangible fixed assets in progress	468	365
Net foreign exchange differences	761	(620)
Ending balance	42,415	45,613	45,958
Historical cost | Tangible fixed assets in progress
Property, plant and equipment
Beginning balance	2,896	2,144
Additions	4,910	5,153
Disposals		(38)
Transfer from tangible fixed assets in progress	(7,567)	(4,265)
Net foreign exchange differences	11	(98)
Ending balance	250	2,896	2,144
Historical cost | Other
Property, plant and equipment
Beginning balance	2,534	2,732
Additions	55	62
Disposals	(78)	(258)
Transfer from tangible fixed assets in progress		6
Net foreign exchange differences	32	(8)
Ending balance	2,543	2,534	2,732
Depreciation and impairment
Property, plant and equipment
Beginning balance	(208,778)	(226,682)
Disposals	27,039	28,200
Net foreign exchange differences	(4,085)	3,827
Depreciation	(9,912)	(11,319)
Impairment losses	(1,261)	(2,804)
Ending balance	(196,997)	(208,778)	(226,682)
Depreciation and impairment | Buildings
Property, plant and equipment
Beginning balance	(25,413)	(38,903)
Reclassification		16,233
Disposals	6,052	18
Net foreign exchange differences	(643)	158
Depreciation	(1,211)	(677)
Impairment losses	(500)	(2,242)
Ending balance	(21,715)	(25,413)	(38,903)
Depreciation and impairment | Machinery and equipment
Property, plant and equipment
Beginning balance	(60,516)	(81,684)
Disposals	6,460	21,334
Net foreign exchange differences	(1,093)	1,253
Depreciation	(993)	(1,403)
Impairment losses		(16)
Ending balance	(56,142)	(60,516)	(81,684)
Depreciation and impairment | Leasehold improvements
Property, plant and equipment
Beginning balance	(77,703)	(60,515)
Reclassification		(16,233)
Disposals	9,345	5,537
Net foreign exchange differences	(1,779)	1,842
Depreciation	(6,484)	(7,934)
Impairment losses	(361)	(400)
Ending balance	(76,982)	(77,703)	(60,515)
Depreciation and impairment | Office equipment
Property, plant and equipment
Beginning balance	(42,724)	(42,957)
Disposals	5,106	1,053
Net foreign exchange differences	(539)	566
Depreciation	(1,165)	(1,240)
Impairment losses	(400)	(146)
Ending balance	(39,722)	(42,724)	(42,957)
Depreciation and impairment | Other
Property, plant and equipment
Beginning balance	(2,422)	(2,623)
Disposals	76	258
Net foreign exchange differences	(31)	8
Depreciation	(59)	(65)
Ending balance	€ (2,436)	€ (2,422)	€ (2,623)